Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
15.	SUPPLEMENTAL CASH FLOW INFORMATION

	2013	2012
Net interest paid (received) in cash, included in operations	$(554)	$4,151
Taxes paid	3,082	3,182
Patents acquired under deferred financing arrangement	48,509	—

During the year ended December 31, 2013, cash utilized to acquire furniture and equipment included leasehold improvements totaling $1,202.